NET LOANS RECEIVABLE (Schedule of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 1,131	$ 851
Average impaired loans	1,141	1,521
Income recognized on impaired loans	42	6
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allocated allowance	701	701
Impaired loans without an allocated allowance
Allocated allowance on impaired loans	107	105
Average impaired loans	701	1,020
Income recognized on impaired loans
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance	280
Average impaired loans	290
Income recognized on impaired loans	36
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance	150	150
Average impaired loans	150	501
Income recognized on impaired loans	$ 6	$ 6